Trade and other payables - Schedule of trade and other payables (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables	$ 2,995,726	$ 2,063,162
Accrued liabilities	4,455,346	1,622,227
Other payables	59,699	14,714
Total trade and other current payables	$ 7,510,771	$ 3,700,103